T. ROWE PRICE ULTRA SHORT-TERM BOND FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 45.8%
Aerospace & Defense 0.1%
L3Harris Technologies, FRN, 3M USD LIBOR + 0.48%, 2.25%,
4/30/20	1,600	1,601
		1,601

Airlines 0.8%
Delta Air Lines, 2.60%, 12/4/20	495	499
Delta Air Lines, 2.875%, 3/13/20	730	730
SMBC Aviation Capital Finance, 2.65%, 7/15/21 (1)	2,000	2,028
SMBC Aviation Capital Finance, 3.00%, 7/15/22 (1)	15,000	15,476
		18,733

Automotive 3.6%
American Honda Finance, 1.95%, 5/10/23	4,545	4,582
American Honda Finance, 2.05%, 1/10/23	3,000	3,036
BMW U. S. Capital, FRN, 3M USD LIBOR + 0.64%, 2.54%,
4/6/22 (1)	1,000	1,004
Daimler Finance North America, FRN, 3M USD LIBOR + 0.45%,
2.133%, 2/22/21 (1)	2,000	2,005
Daimler Finance North America, FRN, 3M USD LIBOR + 0.43%,
2.143%, 2/12/21 (1)	1,000	1,002
Daimler Finance North America, FRN, 3M USD LIBOR + 0.67%,
2.411%, 11/5/21 (1)	4,000	4,013
Ford Motor Credit, FRN, 3M USD LIBOR + 0.43%, 2.193%,
11/2/20	2,643	2,634
Ford Motor Credit, FRN, 3M USD LIBOR + 0.81%, 2.71%,
4/5/21	3,000	2,987
General Motors, FRN, 3M USD LIBOR + 0.80%, 2.542%, 8/7/20	2,505	2,509
Hyundai Capital America, 2.375%, 2/10/23 (1)	5,960	6,009
Hyundai Capital America, 2.85%, 11/1/22 (1)	1,667	1,704
Hyundai Capital America, 3.00%, 6/20/22 (1)	1,155	1,182
Hyundai Capital America, 3.95%, 2/1/22 (1)	4,000	4,155

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hyundai Capital America, FRN, 3M USD LIBOR + 0.82%,
2.707%, 3/12/21 (1)	1,000	1,002
Hyundai Capital America, FRN, 3M USD LIBOR + 0.94%,
2.812%, 7/8/21 (1)	1,000	1,005
Hyundai Capital America, FRN, 3M USD LIBOR + 1.00%,
2.899%, 9/18/20 (1)	2,000	2,004
Nissan Motor Acceptance, 2.80%, 1/13/22 (1)	4,604	4,672
Nissan Motor Acceptance, 3.65%, 9/21/21 (1)	2,190	2,248
Nissan Motor Acceptance, FRN, 3M USD LIBOR + 0.39%,
2.351%, 9/28/20 (1)	4,000	4,002
Nissan Motor Acceptance, FRN, 3M USD LIBOR + 0.63%,
2.558%, 9/21/21 (1)	4,000	4,009
PACCAR Financial, 2.00%, 9/26/22	5,000	5,107
PACCAR Financial, 3.15%, 8/9/21	2,000	2,056
Toyota Motor, 3.183%, 7/20/21	1,000	1,021
Toyota Motor Credit, 1.80%, 10/7/21	5,000	5,042
Toyota Motor Credit, FRN, 3M USD LIBOR + 0.69%, 2.538%,
1/11/22	1,000	1,010
Volkswagen Group of America Finance, 2.50%, 9/24/21 (1)	2,435	2,470
Volkswagen Group of America Finance, FRN, 3M USD LIBOR +
0.77%, 2.477%, 11/13/20 (1)	4,000	4,014
Volkswagen Group of America Finance, FRN, 3M USD LIBOR +
0.94%, 2.653%, 11/12/21 (1)	4,000	4,041
		80,525

Banking 16.6%
ABN AMRO Bank, 6.25%, 4/27/22	1,300	1,409
ABN AMRO Bank, FRN, 3M USD LIBOR + 0.57%, 2.208%,
8/27/21 (1)	4,000	4,026
ANZ New Zealand Int'l, 1.90%, 2/13/23 (1)	5,000	5,080
ANZ New Zealand Int'l, FRN, 3M USD LIBOR + 1.01%, 2.805%,
7/28/21 (1)	500	506
Australia & New Zealand Banking Group, 2.05%, 11/21/22	3,195	3,241
Australia & New Zealand Banking Group, FRN, 3M USD LIBOR
+ 0.50%, 2.193%, 8/19/20 (1)	1,000	1,003

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Banco Santander, FRN, 3M USD LIBOR + 1.56%, 3.408%,
4/11/22	3,000	3,057
Bangkok Bank, 4.80%, 10/18/20	4,900	5,002
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.559%,
10/1/21	2,000	2,006
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.597%,
6/25/22	2,000	2,012
Bank of East Asia, 6.125%, 7/16/20	3,287	3,332
Bank of Montreal, 2.05%, 11/1/22	5,000	5,067
Bank of Montreal, FRN, 3M USD LIBOR + 0.79%, 2.428%,
8/27/21	1,000	1,010
Bank of New York Mellon, 1.95%, 8/23/22	2,000	2,026
Bank of New York Mellon, FRN, 3M USD LIBOR + 0.28%,
2.18%, 6/4/21	5,000	5,003
Bank of Nova Scotia, 2.00%, 11/15/22	4,000	4,059
Bank of Nova Scotia, FRN, 3M USD LIBOR + 0.39%, 2.228%,
7/14/20	1,000	1,001
Bank of Nova Scotia, FRN, 3M USD LIBOR + 0.64%, 2.525%,
3/7/22	2,000	2,007
Banque Federative du Credit Mutuel, 2.125%, 11/21/22 (1)	5,305	5,375
Banque Federative du Credit Mutuel, FRN, 3M USD LIBOR +
0.49%, 2.309%, 7/20/20 (1)	1,000	1,002
Banque Federative du Credit Mutuel, FRN, 3M USD LIBOR +
0.73%, 2.549%, 7/20/22 (1)	1,000	1,010
Barclays, FRN, 3M USD LIBOR + 1.43%, 3.122%, 2/15/23	3,000	3,045
BB&T, FRN, 3M USD LIBOR + 0.65%, 2.559%, 4/1/22	1,000	1,005
BNP Paribas, 2.95%, 5/23/22 (1)	5,000	5,127
BPCE, FRN, 3M USD LIBOR + 1.22%, 2.903%, 5/22/22 (1)	960	973
Canadian Imperial Bank of Commerce, FRN, SOFR + 0.80%,
2.302%, 3/17/23	5,000	5,025
Canadian Imperial Bank of Commerce, FRN, 3M USD LIBOR +
0.72%, 2.614%, 6/16/22	1,000	1,010
Capital One, 2.15%, 9/6/22	3,240	3,275
Capital One, FRN, 3M USD LIBOR + 0.82%, 2.554%, 8/8/22	2,000	2,023
Capital One Bank USA, VR, 2.014%, 1/27/23 (2)	5,000	5,035

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Capital One Financial, FRN, 3M USD LIBOR + 0.45%, 2.22%,
10/30/20	1,000	1,002
Capital One Financial, FRN, 3M USD LIBOR + 0.76%, 2.473%,
5/12/20	1,000	1,001
Capital One Financial, FRN, 3M USD LIBOR + 0.95%, 2.835%,
3/9/22	2,000	2,025
Citibank, FRN, 3M USD LIBOR + 0.30%, 2.119%, 10/20/20	1,000	1,002
Citibank, FRN, SOFR + 0.60%, 2.18%, 3/13/21	2,000	2,000
Citigroup, FRN, 3M USD LIBOR + 1.19%, 2.953%, 8/2/21	1,000	1,014
Citigroup, FRN, 3M USD LIBOR + 1.07%, 2.955%, 12/8/21	1,000	1,014
Citigroup, VR, 2.312%, 11/4/22 (2)	5,000	5,053
Citizens Bank, 3.25%, 2/14/22	2,190	2,258
Cooperatieve Rabobank, 3.95%, 11/9/22	2,457	2,582
Cooperatieve Rabobank, FRN, 3M USD LIBOR + 0.83%,
2.664%, 1/10/22	1,000	1,010
Credit Agricole London, 3.375%, 1/10/22 (1)	5,000	5,146
Credit Agricole London, FRN, 3M USD LIBOR + 0.97%, 2.861%,
6/10/20 (1)	1,000	1,002
Credit Suisse, 2.10%, 11/12/21	3,910	3,944
Credit Suisse, FRN, SOFR + 0.45%, 2.035%, 2/4/22	3,000	2,999
Credit Suisse Group, 3.125%, 12/10/20	5,500	5,557
Danske Bank, 2.80%, 3/10/21 (1)	6,200	6,285
Danske Bank, 5.00%, 1/12/22 (1)	5,000	5,277
Danske Bank, VR, 3.001%, 9/20/22 (1)(2)	1,465	1,486
DBS Group Holdings, FRN, 3M USD LIBOR + 0.49%, 2.375%,
6/8/20 (1)	2,000	2,002
Discover Bank, 7.00%, 4/15/20	3,448	3,469
DNB Bank, 2.15%, 12/2/22 (1)	5,000	5,072
DNB Bank, FRN, 3M USD LIBOR + 0.37%, 2.279%, 10/2/20 (1)	1,000	1,002
DNB Bank, FRN, 3M USD LIBOR + 1.07%, 2.977%, 6/2/21 (1)	1,000	1,010
Fifth Third Bank, FRN, 3M USD LIBOR + 0.25%, 2.02%,
10/30/20	1,500	1,502
Fifth Third Bank, FRN, 3M USD LIBOR + 0.44%, 2.234%,
7/26/21	3,000	3,012
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Goldman Sachs Bank, FRN, SOFR + 0.60%, 2.161%, 5/24/21	3,500	3,501
Goldman Sachs Group, 2.625%, 4/25/21	3,882	3,922
Goldman Sachs Group, FRN, 3M USD LIBOR + 1.36%, 3.154%,
4/23/21	1,000	1,010
HSBC Holdings, 2.65%, 1/5/22	5,000	5,084
HSBC Holdings, FRN, 3M USD LIBOR + 0.60%, 2.292%,
5/18/21	2,965	2,969
HSBC Holdings, FRN, 3M USD LIBOR + 0.65%, 2.537%,
9/11/21	2,000	2,005
HSBC Holdings, FRN, 3M USD LIBOR + 2.24%, 4.125%, 3/8/21	500	511
ING Groep, FRN, 3M USD LIBOR + 1.15%, 3.111%, 3/29/22	985	999
Intesa Sanpaolo, 6.50%, 2/24/21 (1)	6,535	6,816
JPMorgan Chase, FRN, 3M USD LIBOR + 1.10%, 2.985%,
6/7/21	1,000	1,011
Kookmin Bank, 3.625%, 10/23/21	3,800	3,917
Lloyds Bank, 6.50%, 9/14/20 (1)	6,335	6,480
Lloyds Banking Group, 3.00%, 1/11/22	5,215	5,335
Manufacturers & Traders Trust, FRN, 3M USD LIBOR + 0.27%,
2.064%, 1/25/21	1,000	1,002
Mitsubishi UFJ Financial Group, 2.623%, 7/18/22	5,000	5,118
Mitsubishi UFJ Financial Group, 3.218%, 3/7/22	3,000	3,095
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%,
2.444%, 7/26/21	1,695	1,705
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.92%,
2.599%, 2/22/22	595	600
Morgan Stanley, 5.50%, 7/28/21	4,000	4,215
Morgan Stanley, FRN, SOFR + 0.70%, 2.294%, 1/20/23	7,000	7,002
Morgan Stanley, FRN, SOFR + 0.83%, 2.364%, 6/10/22	2,000	2,007
Morgan Stanley, FRN, 3M USD LIBOR + 1.18%, 2.999%,
1/20/22	2,000	2,018
National Australia Bank, 1.875%, 12/13/22	3,000	3,050
National Bank of Canada, 2.10%, 2/1/23	6,000	6,083
National Bank of Canada, 2.15%, 10/7/22 (1)	3,095	3,153

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
National Bank of Canada, FRN, 3M USD LIBOR + 0.56%,
2.447%, 6/12/20	1,000	1,001
Nationwide Building Society, 2.00%, 1/27/23 (1)	5,000	5,059
Nordea Bank, 4.875%, 5/13/21 (1)	7,760	8,036
Nordea Bank, FRN, 3M USD LIBOR + 0.99%, 2.628%, 5/27/21
(1)	500	505
PNC Bank, FRN, 3M USD LIBOR + 0.25%, 2.052%, 1/22/21	2,000	2,002
PNC Bank, FRN, 3M USD LIBOR + 0.31%, 2.201%, 6/10/21	5,000	5,003
PNC Bank, VR, 2.028%, 12/9/22 (2)	5,000	5,078
Regions Bank, FRN, 3M USD LIBOR + 0.50%, 2.207%, 8/13/21	820	820
Regions Bank, FRN, 3M USD LIBOR + 0.38%, 2.289%, 4/1/21	1,255	1,255
Royal Bank of Canada, FRN, 3M USD LIBOR + 0.73%, 2.493%,
2/1/22	2,000	2,015
Santander UK, 2.10%, 1/13/23	4,645	4,710
Santander UK, FRN, 3M USD LIBOR + 0.66%, 2.352%,
11/15/21	3,000	3,020
Santander UK Group Holdings, 3.125%, 1/8/21	4,000	4,037
Skandinaviska Enskilda Banken, 2.20%, 12/12/22 (1)	10,000	10,170
Skandinaviska Enskilda Banken, 3.05%, 3/25/22 (1)	4,000	4,117
Standard Chartered, 5.70%, 1/25/22	13,077	13,869
Standard Chartered, FRN, 3M USD LIBOR + 1.15%, 2.969%,
1/20/23 (1)	2,050	2,071
Standard Chartered, VR, 2.744%, 9/10/22 (1)(2)	3,215	3,252
Sumitomo Mitsui Banking, FRN, 3M USD LIBOR + 0.37%,
2.213%, 10/16/20	5,000	5,006
Svenska Handelsbanken, 1.875%, 9/7/21	3,174	3,192
Swedbank, 2.65%, 3/10/21 (1)	10,410	10,520
Swedbank, FRN, 3M USD LIBOR + 0.70%, 2.594%, 3/14/22 (1)	2,000	2,010
Toronto-Dominion Bank, 1.90%, 12/1/22	3,000	3,045
Toronto-Dominion Bank, FRN, 3M USD LIBOR + 0.24%,
2.034%, 1/25/21	1,000	1,001
Toronto-Dominion Bank, FRN, 3M USD LIBOR + 0.43%,
2.318%, 6/11/21	2,000	2,008
Toronto-Dominion Bank, FRN, 3M USD LIBOR + 0.90%,
2.748%, 7/13/21	1,000	1,010
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Bancorp, FRN, 3M USD LIBOR + 0.64%, 2.441%, 1/24/22	1,000	1,005
U. S. Bank, 1.95%, 1/9/23	5,000	5,066
U. S. Bank, 3.00%, 2/4/21	4,000	4,050
UBS, FRN, 3M USD LIBOR + 0.48%, 2.387%, 12/1/20 (1)	4,552	4,565
UBS Group, 3.00%, 4/15/21 (1)	5,601	5,712
Wells Fargo, FRN, 3M USD LIBOR + 0.93%, 2.661%, 2/11/22	1,000	1,005
Wells Fargo Bank, FRN, 3M USD LIBOR + 0.50%, 2.306%,
7/23/21	1,820	1,823
Wells Fargo Bank, VR, 2.082%, 9/9/22 (2)	3,000	3,026
Wells Fargo Bank, VR, 3.325%, 7/23/21 (2)	3,000	3,018
Westpac Banking, FRN, 3M USD LIBOR + 0.34%, 2.135%,
1/25/21	2,000	2,005
Woori Bank, 5.875%, 4/13/21	4,360	4,564
		375,737

Beverages 0.2%
Diageo Capital, FRN, 3M USD LIBOR + 0.24%, 1.932%, 5/18/20	2,000	2,000
Keurig Dr Pepper, 3.551%, 5/25/21	2,595	2,658
		4,658

Broadcasting 0.0%
Interpublic Group, 3.50%, 10/1/20	720	727
		727

Building Products 0.6%
Martin Marietta Materials, FRN, 3M USD LIBOR + 0.65%,
2.333%, 5/22/20	2,315	2,317
Votorantim, 6.75%, 4/5/21 (1)	6,000	6,255
Vulcan Materials, FRN, 3M USD LIBOR + 0.60%, 2.494%,
6/15/20	250	250
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 2.557%,
3/1/21	4,650	4,669
		13,491

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cable Operators 0.2%
Comcast, FRN, 3M USD LIBOR + 0.33%, 2.239%, 10/1/20	2,085	2,090
Comcast, FRN, 3M USD LIBOR + 0.44%, 2.349%, 10/1/21	1,645	1,649
		3,739

Chemicals 0.1%
CNAC HK Finbridge, 3.00%, 7/19/20	2,000	2,007
International Flavors & Fragrances, 3.40%, 9/25/20	635	640
		2,647

Computer Service & Software 0.2%
Hewlett Packard Enterprise, FRN, 3M USD LIBOR + 0.72%,
2.62%, 10/5/21	4,000	4,000
		4,000

Conglomerates 0.9%
GE Capital International Funding, 2.342%, 11/15/20	16,000	16,044
General Electric, 2.50%, 3/28/20	1,550	1,551
General Electric, 4.375%, 9/16/20	2,000	2,028
United Technologies, FRN, 3M USD LIBOR + 0.65%, 2.342%,
8/16/21	1,350	1,350
		20,973

Consumer Products 0.9%
Hasbro, 2.60%, 11/19/22	5,805	5,942
JD. com, 3.125%, 4/29/21	13,084	13,259
		19,201

Diversified Chemicals 0.5%
Bayer U. S. Finance II, FRN, 3M USD LIBOR + 0.63%, 2.577%,
6/25/21 (1)	5,010	5,019
DuPont de Nemours, FRN, 3M USD LIBOR + 0.71%, 2.402%,
11/15/20	3,000	3,012
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Syngenta Finance, 3.698%, 4/24/20 (1)	3,480	3,485
		11,516

Drugs 1.6%
AbbVie, 2.15%, 11/19/21 (1)	10,000	10,105
AbbVie, 2.30%, 11/21/22 (1)	7,110	7,229
Cardinal Health, FRN, 3M USD LIBOR + 0.77%, 2.664%,
6/15/22	2,000	2,012
Perrigo Finance Unlimited, 3.50%, 3/15/21	2,954	2,981
Perrigo Finance Unlimited, 3.50%, 12/15/21	10,593	10,837
Zoetis, FRN, 3M USD LIBOR + 0.44%, 2.135%, 8/20/21	3,000	3,005
		36,169

Energy 2.5%
Abu Dhabi National Energy, 3.625%, 6/22/21	3,700	3,776
Columbia Pipeline Group, 3.30%, 6/1/20	4,974	4,987
EQT, 3.00%, 10/1/22	4,805	4,024
EQT, 4.875%, 11/15/21	5,000	4,913
Marathon Oil, 2.80%, 11/1/22	2,500	2,537
MPLX, FRN, 3M USD LIBOR + 0.90%, 2.785%, 9/9/21	2,375	2,378
MPLX, FRN, 3M USD LIBOR + 1.10%, 2.985%, 9/9/22	2,765	2,775
Origin Energy Finance, 5.45%, 10/14/21 (1)	3,750	3,947
Sabine Pass Liquefaction, 5.625%, 2/1/21	9,355	9,570
Western Midstream Operating, 5.375%, 6/1/21	10,000	10,319
Williams, 5.25%, 3/15/20	7,000	7,000
		56,226

Exploration & Production 0.2%
Apache, 3.625%, 2/1/21	5,000	5,069
		5,069

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Financial 1.9%
AerCap Ireland Capital, 3.95%, 2/1/22	5,630	5,806
Air Lease, 2.25%, 1/15/23	2,940	2,960
Air Lease, 3.50%, 1/15/22	3,700	3,804
Air Lease, 3.75%, 2/1/22	1,750	1,803
American Express, FRN, 3M USD LIBOR + 0.525%, 2.217%,
5/17/21	2,000	2,010
American Express, FRN, 3M USD LIBOR + 0.60%, 2.341%,
11/5/21	2,000	2,014
Avolon Holdings Funding, 3.625%, 5/1/22 (1)	5,829	5,969
General Motors Financial, FRN, 3M USD LIBOR + 0.93%,
2.778%, 4/13/20	1,000	1,001
General Motors Financial, FRN, 3M USD LIBOR + 1.10%,
2.837%, 11/6/21	6,000	6,039
International Lease Finance, 8.625%, 1/15/22	1,500	1,674
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	7,220	7,683
Synchrony Financial, 2.85%, 7/25/22	1,190	1,217
		41,980

Food Processing 0.6%
Bunge Finance, 3.50%, 11/24/20	9,800	9,907
Conagra Brands, FRN, 3M USD LIBOR + 0.75%, 2.552%,
10/22/20	367	367
General Mills, FRN, 3M USD LIBOR + 0.54%, 2.383%, 4/16/21	2,960	2,971
		13,245

Food/Tobacco 0.6%
Altria Group, 3.49%, 2/14/22	1,870	1,936
BAT Capital, FRN, 3M USD LIBOR + 0.88%, 2.572%, 8/15/22	1,000	1,005
Imperial Brands Finance, 2.95%, 7/21/20 (1)	8,708	8,744
Kraft Heinz Foods, FRN, 3M USD LIBOR + 0.82%, 2.554%,
8/10/22	1,280	1,274
Tyson Foods, FRN, 3M USD LIBOR + 0.55%, 2.457%, 6/2/20	1,600	1,603
		14,562
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Health Care 0.5%
Becton Dickinson & Company, FRN, 3M USD LIBOR + 0.875%,
2.836%, 12/29/20	2,044	2,044
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
2.917%, 6/6/22	430	435
Express Scripts Holding, FRN, 3M USD LIBOR + 0.75%,
2.664%, 11/30/20	2,000	2,000
Fresenius Medical Care U.S. Finance, 5.75%, 2/15/21 (1)	575	594
Fresenius Medical Care U.S. Finance II, 4.125%, 10/15/20 (1)	1,251	1,259
Humana, 2.50%, 12/15/20	1,175	1,183
Zimmer Biomet Holdings, FRN, 3M USD LIBOR + 0.75%,
2.653%, 3/19/21	3,000	3,001
		10,516

Information Technology 3.3%
Avnet, 3.75%, 12/1/21	13,663	14,064
Avnet, 5.875%, 6/15/20	2,832	2,863
Baidu, 2.875%, 7/6/22	2,000	2,047
Baidu, 3.00%, 6/30/20	8,140	8,175
Broadcom, 2.20%, 1/15/21	3,506	3,525
Broadcom, 3.125%, 4/15/21 (1)	4,000	4,063
Equifax, FRN, 3M USD LIBOR + 0.87%, 2.562%, 8/15/21	3,000	3,016
Jabil, 5.625%, 12/15/20	3,000	3,084
Microchip Technology, 3.922%, 6/1/21	14,544	14,924
NXP, 4.125%, 6/1/21 (1)	14,005	14,425
Paypal Holdings, 2.20%, 9/26/22	5,000	5,102
		75,288

Insurance 1.6%
AIA Group, FRN, 3M USD LIBOR + 0.52%, 2.428%, 9/20/21 (1)	4,000	4,001
AIG Global Funding, 2.30%, 7/1/22 (1)	665	679

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
AIG Global Funding, FRN, 3M USD LIBOR + 0.46%, 2.407%,
6/25/21 (1)	2,000	2,007
Cigna, 3.20%, 9/17/20	3,000	3,025
Cigna, 4.75%, 11/15/21 (1)	5,000	5,278
Cigna, FRN, 3M USD LIBOR + 0.65%, 2.55%, 9/17/21	6,085	6,083
Marsh & McLennan, 3.50%, 12/29/20	1,165	1,186
Massmutual Global Funding II, 2.25%, 7/1/22 (1)	1,800	1,841
Metropolitan Life Global Funding I, 2.40%, 6/17/22 (1)	5,000	5,115
Metropolitan Life Global Funding I, 3.375%, 1/11/22 (1)	2,040	2,114
New York Life Global Funding, FRN, 3M USD LIBOR + 0.32%,
2.057%, 8/6/21 (1)	1,580	1,592
New York Life Global Funding, FRN, 3M USD LIBOR + 0.27%,
2.148%, 4/9/20 (1)	1,000	1,001
Unum Group, 5.625%, 9/15/20	1,296	1,322
		35,244

Investment Dealers 0.0%
Ameriprise Financial, 3.00%, 3/22/22	865	895
		895

Lodging 0.2%
Marriott International, 2.125%, 10/3/22	4,000	4,052
Marriott International, FRN, 3M USD LIBOR + 0.65%, 2.535%,
3/8/21	860	860
		4,912

Manufacturing 0.4%
Caterpillar Financial Services, 1.90%, 9/6/22	2,500	2,539
CNH Industrial Capital, 4.375%, 11/6/20	2,538	2,585
Panasonic, 2.536%, 7/19/22 (1)	4,090	4,180
		9,304

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Media & Communications 0.0%
Fox, 3.666%, 1/25/22 (1)	980	1,019
		1,019

Metals & Mining 0.7%
Anglo American Capital, 3.75%, 4/10/22 (1)	1,960	2,024
Anglo American Capital, 4.125%, 4/15/21 (1)	3,207	3,283
ArcelorMittal, 6.25%, 2/25/22	3,945	4,312
POSCO, 2.375%, 11/12/22 (1)	2,345	2,373
POSCO, 4.25%, 10/28/20	3,000	3,049
		15,041

Other Telecommunications 0.3%
Axiata, 3.466%, 11/19/20	3,700	3,741
Singtel Group Treasury Pte, 4.50%, 9/8/21	3,700	3,860
		7,601

Petroleum 0.9%
BP Capital Markets, FRN, 3M USD LIBOR + 0.87%, 2.764%,
9/16/21	1,000	1,011
BP Capital Markets America, FRN, 3M USD LIBOR + 0.65%,
2.553%, 9/19/22	2,000	2,020
Chevron, FRN, 3M USD LIBOR + 0.48%, 2.386%, 3/3/22	1,000	1,007
CNOOC Finance 2011, 4.25%, 1/26/21	4,100	4,191
Occidental Petroleum, 2.60%, 8/13/21	7,305	7,353
Occidental Petroleum, 2.70%, 8/15/22	3,125	3,169
Phillips 66, FRN, 3M USD LIBOR + 0.60%, 2.247%, 2/26/21	1,615	1,616
		20,367

Real Estate Investment Trust Securities 0.9%
Service Properties Trust, 4.25%, 2/15/21	8,000	8,105
SL Green Operating Partnership, FRN, 3M USD LIBOR + 0.98%,
2.672%, 8/16/21	3,000	3,001
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Vanke Real Estate Hong Kong, 2.95%, 10/14/21	10,000	10,115
		21,221

Retail 1.9%
CVS Health, 3.35%, 3/9/21	5,000	5,097
CVS Health, FRN, 3M USD LIBOR + 0.63%, 2.515%, 3/9/20	134	134
CVS Health, FRN, 3M USD LIBOR + 0.72%, 2.605%, 3/9/21	4,355	4,371
Dollar Tree, FRN, 3M USD LIBOR + 0.70%, 2.536%, 4/17/20	1,725	1,725
Macy's Retail Holdings, 3.45%, 1/15/21	11,954	12,070
Nordstrom, 4.00%, 10/15/21	5,152	5,308
QVC, 5.125%, 7/2/22	4,225	4,415
Walgreens Boots Alliance, 3.30%, 11/18/21	10,000	10,266
		43,386

Supermarkets 0.2%
CK Hutchison International, 1.875%, 10/3/21	3,800	3,811
		3,811

Telephones 0.1%
AT&T, FRN, 3M USD LIBOR + 0.95%, 2.781%, 7/15/21	2,000	2,021
		2,021

Transportation 0.6%
Adani Ports & Special Economic Zone, 3.95%, 1/19/22	2,000	2,071
GATX, FRN, 3M USD LIBOR + 0.72%, 2.461%, 11/5/21	2,700	2,718
Penske Truck Leasing, 3.30%, 4/1/21 (1)	3,000	3,054
Penske Truck Leasing, 3.65%, 7/29/21 (1)	840	863
Wabtec, FRN, 3M USD LIBOR + 1.30%, 3.194%, 9/15/21	4,675	4,676
		13,382

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Transportation (Excluding Railroads) 0.5%
Heathrow Funding, 4.875%, 7/15/21 (1)	11,540	12,006
		12,006

Utilities 1.3%
CenterPoint Energy, 3.60%, 11/1/21	535	551
Consolidated Edison of New York, FRN, 3M USD LIBOR +
0.40%, 2.347%, 6/25/21	2,000	1,989
Edison International, 2.125%, 4/15/20	2,475	2,476
Exelon Generation, 4.00%, 10/1/20	5,000	5,051
Georgia Power, 2.00%, 3/30/20	4,000	4,002
Georgia Power, 2.10%, 7/30/23	5,000	5,073
Mississippi Power, FRN, 3M USD LIBOR + 0.65%, 2.597%,
3/27/20	981	980
NextEra Energy Capital Holdings, FRN, 3M USD LIBOR +
0.55%, 2.163%, 8/28/21	2,500	2,500
NextEra Energy Capital Holdings, Series H, 3.342%, 9/1/20	4,000	4,032
Sempra Energy, FRN, 3M USD LIBOR + 0.50%, 2.331%,
1/15/21	1,925	1,924
		28,578

Wireless Communications 0.1%
America Movil, 5.00%, 3/30/20	1,764	1,768
		1,768

Wireline Communications 0.2%
Telefonica Emisiones, 5.134%, 4/27/20	3,600	3,618
		3,618

Total Corporate Bonds (Cost $1,026,347)		1,034,777

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

ASSET-BACKED SECURITIES 15.0%

Auto Backed 10.3%

Ally Auto Receivables Trust
Series 2019-1, Class A2
2.85%, 3/15/22	1,473	1,478

Ally Master Owner Trust
Series 2018-3, Class A, FRN
1M USD LIBOR + 0.32%, 1.978%, 7/15/22	4,000	4,003

AmeriCredit Automobile Receivables Trust
Series 2016-1, Class D
3.59%, 2/8/22	1,580	1,593

AmeriCredit Automobile Receivables Trust
Series 2016-3, Class C
2.24%, 4/8/22	1,100	1,102

AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D
3.42%, 4/18/23	4,000	4,100

AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A3
1.90%, 3/18/22	304	304

AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23	3,102	3,145

AmeriCredit Automobile Receivables Trust
Series 2018-2, Class A3
3.15%, 3/20/23	2,000	2,027

AmeriCredit Automobile Receivables Trust
Series 2019-3, Class A3
2.06%, 4/18/24	4,000	4,053

ARI Fleet Lease Trust
Series 2017-A, Class A2
1.91%, 4/15/26 (1)	50	50

ARI Fleet Lease Trust
Series 2018-A, Class A2
2.55%, 10/15/26 (1)	264	265

ARI Fleet Lease Trust
Series 2018-B, Class A2
3.22%, 8/16/27 (1)	1,483	1,503

ARI Fleet Lease Trust
Series 2019-A, Class A2A
2.41%, 11/15/27 (1)	2,000	2,022

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

ARI Fleet Lease Trust
Series 2020-A, Class A2
1.77%, 8/15/28 (1)	2,500	2,500

Avis Budget Rental Car Funding AESOP
Series 2015-1A, Class A
2.50%, 7/20/21 (1)	833	835

Avis Budget Rental Car Funding AESOP
Series 2015-2A, Class A
2.63%, 12/20/21 (1)	7,000	7,048

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	1,750	1,813

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1)	4,067	4,189

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1)	225	234

BMW Vehicle Lease Trust
Series 2017-2, Class A3
2.07%, 10/20/20	2	2

BMW Vehicle Lease Trust
Series 2018-1, Class A3
3.26%, 7/20/21	1,320	1,332

BMW Vehicle Lease Trust
Series 2019-1, Class A3
2.84%, 11/22/21	1,500	1,517

Canadian Pacer Auto Receivables Trust
Series 2018-2A, Class A2A
3.00%, 6/21/21 (1)	376	377

Capital Auto Receivables Asset Trust
Series 2016-2, Class D
3.16%, 11/20/23	3,200	3,204

Capital Auto Receivables Asset Trust
Series 2017-1, Class A3
2.02%, 8/20/21 (1)	66	66

Capital Auto Receivables Asset Trust
Series 2018-2, Class A3
3.27%, 6/20/23 (1)	1,000	1,008

Capital Auto Receivables Asset Trust
Series 2018-2, Class B
3.48%, 10/20/23 (1)	545	554

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

CarMax Auto Owner Trust
Series 2016-2, Class D
3.25%, 11/15/22	2,800	2,810

CarMax Auto Owner Trust
Series 2019-1, Class A3
3.05%, 3/15/24	5,000	5,140

CarMax Auto Owner Trust
Series 2019-3, Class A3
2.18%, 8/15/24	2,785	2,841

CarMax Auto Owner Trust
Series 2019-4, Class A2A
2.01%, 3/15/23	2,750	2,766

CarMax Auto Owner Trust
Series 2020-1, Class A3
1.89%, 12/16/24	1,500	1,523

Drive Auto Receivables Trust
Series 2020-1, Class B
2.08%, 7/15/24	4,000	4,047

Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (1)	44	44

Enterprise Fleet Financing
Series 2017-3, Class A2
2.13%, 5/22/23 (1)	209	209

Enterprise Fleet Financing
Series 2018-2, Class A2
3.14%, 2/20/24 (1)	1,211	1,225

Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/20/24 (1)	3,332	3,390

Enterprise Fleet Financing
Series 2019-2, Class A2
2.29%, 2/20/25 (1)	3,280	3,323

Enterprise Fleet Financing
Series 2019-3, Class A2
2.06%, 5/20/25 (1)	3,273	3,309

Exeter Automobile Receivables Trust
Series 2019-3A, Class B
2.58%, 8/15/23 (1)	5,000	5,061

Exeter Automobile Receivables Trust
Series 2019-4A, Class B
2.30%, 12/15/23 (1)	5,000	5,042

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1)	1,750	1,771

Ford Credit Auto Lease Trust
Series 2018-A, Class A4
3.05%, 8/15/21	500	503

Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23	3,515	3,558

Ford Credit Auto Owner Trust
Series 2019-C, Class A3
1.87%, 3/15/24	8,500	8,624

Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class B
2.34%, 9/15/22	1,170	1,173

GM Financial Automobile Leasing Trust
Series 2018-2, Class A3
3.06%, 6/21/21	1,269	1,273

GM Financial Automobile Leasing Trust
Series 2018-3, Class A3
3.18%, 6/21/21	1,566	1,575

GM Financial Automobile Leasing Trust
Series 2019-1, Class A3
2.98%, 12/20/21	4,000	4,049

GM Financial Automobile Leasing Trust
Series 2019-2, Class B
2.89%, 3/20/23	1,250	1,275

GM Financial Automobile Leasing Trust
Series 2020-1, Class B
1.84%, 12/20/23	2,545	2,565

GM Financial Consumer Automobile Receivables Trust
Series 2018-4, Class A2
2.93%, 11/16/21	610	611

GM Financial Consumer Automobile Receivables Trust
Series 2019-3, Class A3
2.18%, 4/16/24	3,000	3,047

GMF Floorplan Owner Revolving Trust
Series 2017-2, Class A1
2.13%, 7/15/22 (1)	930	932

GMF Floorplan Owner Revolving Trust
Series 2017-2, Class C
2.63%, 7/15/22 (1)	710	712

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

GMF Floorplan Owner Revolving Trust
Series 2018-1, Class A, FRN
1M USD LIBOR + 0.30%, 1.958%, 3/15/22 (1)	1,920	1,920

GMF Floorplan Owner Revolving Trust
Series 2018-1, Class D
3.50%, 3/15/22 (1)	2,500	2,501

GMF Floorplan Owner Revolving Trust
Series 2018-3, Class B
3.49%, 9/15/22 (1)	5,000	5,047

GMF Floorplan Owner Revolving Trust
Series 2018-3, Class C
3.68%, 9/15/22 (1)	5,000	5,051

GMF Floorplan Owner Revolving Trust
Series 2019-1, Class A
2.70%, 4/15/24 (1)	6,000	6,136

Hyundai Auto Lease Securitization Trust
Series 2018-A, Class A3
2.81%, 4/15/21 (1)	580	582

Hyundai Auto Lease Securitization Trust
Series 2019-A, Class A2
2.92%, 7/15/21 (1)	4,123	4,143

Hyundai Auto Lease Securitization Trust
Series 2019-B, Class A3
2.04%, 8/15/22 (1)	2,250	2,272

Hyundai Auto Lease Securitization Trust
Series 2020-A, Class A3
1.95%, 7/17/23 (1)	2,500	2,529

Mercedes-Benz Auto Lease Trust
Series 2018-A, Class A3
2.41%, 2/16/21	374	374

Mercedes-Benz Auto Lease Trust
Series 2019-A, Class A3
3.10%, 11/15/21	2,000	2,024

Mercedes-Benz Auto Lease Trust
Series 2019-B, Class A3
2.00%, 10/17/22	1,500	1,515

Navistar Financial Dealer Note Master Owner Trust II
Series 2019-1, Class A, FRN
1M USD LIBOR + 0.64%, 2.267%, 5/25/24 (1)	2,500	2,506

Nissan Auto Lease Trust
Series 2019-B, Class A4
2.29%, 4/15/25	2,000	2,031

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Nissan Auto Receivables Owner Trust
Series 2019-A, Class A2A
2.82%, 1/18/22	1,846	1,854

Nissan Master Owner Trust Receivables
Series 2017-C, Class A, FRN
1M USD LIBOR + 0.32%, 1.978%, 10/17/22	695	695

Nissan Master Owner Trust Receivables
Series 2019-B, Class A, FRN
1M USD LIBOR + 0.43%, 2.088%, 11/15/23	8,570	8,589

Santander Drive Auto Receivables Trust
Series 2015-5, Class D
3.65%, 12/15/21	413	413

Santander Drive Auto Receivables Trust
Series 2016-1, Class D
4.02%, 4/15/22	868	873

Santander Drive Auto Receivables Trust
Series 2017-1, Class D
3.17%, 4/17/23	2,721	2,756

Santander Drive Auto Receivables Trust
Series 2018-4, Class B
3.27%, 1/17/23	1,131	1,136

Santander Drive Auto Receivables Trust
Series 2019-1, Class B
3.21%, 9/15/23	1,540	1,556

Santander Drive Auto Receivables Trust
Series 2019-2, Class B
2.79%, 1/16/24	3,750	3,799

Santander Drive Auto Receivables Trust
Series 2019-3, Class B
2.28%, 9/15/23	2,900	2,920

Santander Retail Auto Lease Trust
Series 2017-A, Class A3
2.22%, 1/20/21 (1)	108	108

Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1)	2,655	2,709

Santander Retail Auto Lease Trust
Series 2019-B, Class A3
2.30%, 1/20/23 (1)	2,000	2,034

Santander Retail Auto Lease Trust
Series 2019-C, Class A3
1.86%, 2/21/23 (1)	5,000	5,053

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Santander Retail Auto Lease Trust
Series 2020-A, Class A3
1.74%, 7/20/23 (1)	5,000	5,055

SMART Trust
Series 2016-2US, Class A3A
1.71%, 3/15/21	18	18

Toyota Auto Receivables Owner Trust
Series 2019-A, Class A2A
2.83%, 10/15/21	1,216	1,221

Volkswagen Auto Lease Trust
Series 2019-A, Class A3
1.99%, 11/21/22	1,500	1,520

Wheels SPV 2
Series 2017-1A, Class A3
2.13%, 4/20/26 (1)	1,000	1,003

World Omni Auto Receivables Trust
Series 2018-D, Class A2A
3.01%, 4/15/22	1,882	1,889

World Omni Auto Receivables Trust
Series 2019-A, Class A3
3.04%, 5/15/24	3,500	3,594

World Omni Auto Receivables Trust
Series 2019-C, Class A2A
1.96%, 2/15/23	5,000	5,029

World Omni Auto Receivables Trust
Series 2020-A, Class B
1.93%, 6/16/25	3,430	3,465

World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3
2.83%, 7/15/21	842	844

World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3
3.19%, 12/15/21	1,260	1,280

World Omni Automobile Lease Securitization Trust
Series 2019-A, Class A3
2.94%, 5/16/22	1,750	1,786

World Omni Automobile Lease Securitization Trust
Series 2019-B, Class A3
2.03%, 11/15/22	2,500	2,524

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

World Omni Select Auto Trust
Series 2019-A, Class A3
2.00%, 8/15/24	8,500	8,604

		233,680

Collaterized Debt Obligation 0.7%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 2.634%, 7/25/27 (1)	787	787

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 2.619%, 1/20/28 (1)	1,005	1,005

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 2.745%, 11/20/28 (1)	3,025	3,020

Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 2.902%, 10/22/25 (1)	334	334

Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 2.619%, 1/18/28 (1)	1,000	1,000

Neuberger Berman XIX
Series 2015-19A, Class A1R2, CLO, FRN
3M USD LIBOR + 0.80%, 2.631%, 7/15/27 (1)	1,989	1,984

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 1/15/28 (1)	1,005	1,005

OCP
Series 2014-7A, Class XRR, CLO, FRN
3M USD LIBOR + 0.60%, 2.419%, 7/20/29 (1)	714	714

OCP
Series 2015-10A, Class A1R, CLO, FRN
3M USD LIBOR + 0.82%, 2.614%, 10/26/27 (1)	822	821

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.006%, 10/17/29 (1)	5,000	5,002

		15,672

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Equipment Lease Heavy Duty 0.9%

CCG Receivables Trust
Series 2017-1, Class A2
1.84%, 11/14/23 (1)	50	50

CCG Receivables Trust
Series 2019-2, Class A2
2.11%, 3/15/27 (1)	6,000	6,070

CNH Equipment Trust
Series 2016-C, Class A3
1.44%, 12/15/21	100	100

CNH Equipment Trust
Series 2019-A, Class A2
2.96%, 5/16/22	822	828

CNH Equipment Trust
Series 2019-C, Class A2
1.99%, 3/15/23	2,000	2,010

John Deere Owner Trust
Series 2019-A, Class A3
2.91%, 7/17/23	1,750	1,791

Kubota Credit Owner Trust
Series 2018-1A, Class A4
3.21%, 1/15/25 (1)	1,700	1,763

MMAF Equipment Finance
Series 2018-A, Class A2
2.92%, 7/12/21 (1)	218	219

MMAF Equipment Finance
Series 2019-A, Class A2
2.84%, 1/10/22 (1)	2,052	2,065

MMAF Equipment Finance
Series 2019-B, Class A2
2.07%, 10/12/22 (1)	2,500	2,515

Volvo Financial Equipment
Series 2017-1A, Class A3
1.92%, 3/15/21 (1)	38	38

Volvo Financial Equipment
Series 2019-1A, Class A2
2.90%, 11/15/21 (1)	1,124	1,129

Volvo Financial Equipment
Series 2019-2A, Class A2
2.02%, 8/15/22 (1)	2,500	2,513

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, FRN
1M USD LIBOR + 0.50%, 1.205%, 11/15/22 (1)	220	220

		21,311

Equipment Lease Small 0.6%

Ascentium Equipment Receivables Trust
Series 2018-1A, Class A2
2.92%, 12/10/20 (1)	25	26

Ascentium Equipment Receivables Trust
Series 2018-1A, Class A3
3.21%, 9/11/23 (1)	935	946

Ascentium Equipment Receivables Trust
Series 2018-2A, Class B
3.76%, 5/10/24 (1)	2,216	2,325

Ascentium Equipment Receivables Trust
Series 2019-1A, Class A2
2.84%, 6/10/22 (1)	2,468	2,490

Ascentium Equipment Receivables Trust
Series 2019-2A, Class A2
2.24%, 6/10/22 (1)	8,000	8,083

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (1)	266	267

		14,137

Other Asset-Backed Securities 1.1%

Daimler Trucks Retail Trust
Series 2019-1, Class A3
2.77%, 8/15/22 (1)	2,965	3,011

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	533	536

Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1)	1,703	1,727

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	4,705	4,821

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1)	128	130

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (1)	2,628	2,657

MVW Owner Trust
Series 2015-1A, Class A
2.52%, 12/20/32 (1)	322	324

Sierra Timeshare Receivables Funding
Series 2015-2A, Class A
2.43%, 6/20/32 (1)	1,077	1,078

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	1,602	1,608

Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1)	318	320

Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1)	128	130

Verizon Owner Trust
Series 2017-3A, Class C
2.53%, 4/20/22 (1)	1,000	1,005

Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (1)	1,900	1,940

Verizon Owner Trust
Series 2019-C, Class A1A
1.94%, 4/22/24	5,000	5,079

		24,366

Student Loan 1.4%

Navient Private Education Loan Trust
Series 2018-BA, Class A1, FRN
1M USD LIBOR + 0.35%, 2.009%, 12/15/59 (1)	235	235

Navient Private Education Refi Loan Trust
Series 2018-A, Class A1
2.53%, 2/18/42 (1)	856	858

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Navient Private Education Refi Loan Trust
Series 2019-A, Class A1
3.03%, 1/15/43 (1)	759	763

Navient Private Education Refi Loan Trust
Series 2019-CA, Class A1
2.82%, 2/15/68 (1)	3,939	3,968

Navient Private Education Refi Loan Trust
Series 2019-D, Class A1, FRN
1M USD LIBOR + 0.40%, 2.058%, 12/15/59 (1)	1,667	1,666

Navient Private Education Refi Loan Trust
Series 2019-EA, Class A1
2.39%, 5/15/68 (1)	2,123	2,143

Navient Private Education Refi Loan Trust
Series 2019-FA, Class A1
2.18%, 8/15/68 (1)	4,212	4,234

Navient Private Education Refi Loan Trust
Series 2020-A, Class A1, FRN
1M USD LIBOR + 0.35%, 2.334%, 11/15/68 (1)	2,000	1,999

SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 2.027%, 3/25/25	596	575

SMB Private Education Loan Trust
Series 2014-A, Class A2A
3.05%, 5/15/26 (1)	817	825

SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 3.158%, 4/15/32 (1)	3,000	3,045

SMB Private Education Loan Trust
Series 2015-A, Class A2B, FRN
1M USD LIBOR + 1.00%, 2.658%, 6/15/27 (1)	541	542

SMB Private Education Loan Trust
Series 2018-A, Class A1, FRN
1M USD LIBOR + 0.35%, 2.009%, 3/16/26 (1)	157	157

SMB Private Education Loan Trust
Series 2019-B, Class A1, FRN
1M USD LIBOR + 0.35%, 2.008%, 7/15/26 (1)	1,474	1,473

SMB Private Education Loan Trust
Series 2020-A, Class A1, FRN
1M USD LIBOR + 0.30%, 1.98%, 3/15/27 (1)	8,000	8,000

		30,483

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Total Asset-Backed Securities (Cost $336,515)		339,649

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 14.9%

Commercial Mortgage-Backed Securities 0.8%

BANK
Series 2017-BNK8, Class A1
2.122%, 11/15/50	194	195

BX Commercial Mortgage Trust
Series 2020-BXLP, Class A, ARM
1M USD LIBOR + 0.80%, 2.459%, 12/15/36 (1)	3,000	3,001

BX Commercial Mortgage Trust
Series 2020-BXLP, Class C, ARM
1M USD LIBOR + 1.12%, 2.779%, 12/15/36 (1)	2,600	2,602

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 2.359%, 1/15/33 (1)	685	684

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class A, ARM
1M USD LIBOR + 1.00%, 2.659%, 9/15/29 (1)	5,000	5,002

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.35%, 3.009%, 9/15/29 (1)	7,000	6,998

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A1
1.389%, 9/15/49	194	194

Morgan Stanley Capital I Trust
Series 2015-MS1, Class A1
1.638%, 5/15/48	183	183

		18,859

Home Equity Loans Backed 0.0%

Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1)	815	821

		821

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Whole Loans Backed 14.1%

Angel Oak Mortgage Trust
Series 2019-3, Class A2, CMO, ARM
3.136%, 5/25/59 (1)	2,026	2,040

Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (1)	1,278	1,287

Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1)	2,502	2,550

Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1)	2,593	2,643

Angel Oak Mortgage Trust I
Series 2019-1, Class A3, CMO, ARM
4.124%, 11/25/48 (1)	2,593	2,643

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	3,816	3,877

Angel Oak Mortgage Trust I
Series 2019-2, Class A2, CMO, ARM
3.782%, 3/25/49 (1)	1,725	1,752

Angel Oak Mortgage Trust I
Series 2019-2, Class A3, CMO, ARM
3.833%, 3/25/49 (1)	1,380	1,402

Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1)	591	605

Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1)	837	861

Bayview Opportunity Master Fund IVb Trust
Series 2017-RT2, Class A, CMO, ARM
3.50%, 8/28/57 (1)	565	577

COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (1)	159	160

COLT Mortgage Loan Trust
Series 2018-2, Class A1, CMO, ARM
3.47%, 7/27/48 (1)	601	603

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

COLT Mortgage Loan Trust
Series 2018-3, Class A2, CMO, ARM
3.763%, 10/26/48 (1)	672	675

COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (1)	686	690

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (1)	1,162	1,177

COLT Mortgage Loan Trust
Series 2019-1, Class A1, CMO, ARM
3.705%, 3/25/49 (1)	951	968

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1)	3,161	3,218

COLT Mortgage Loan Trust
Series 2019-2, Class A2, CMO, ARM
3.439%, 5/25/49 (1)	5,347	5,443

COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (1)	1,188	1,210

COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (1)	2,390	2,427

Connecticut Avenue Securities
Series 2017-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 1.30%, 2.927%, 7/25/29	9	9

Connecticut Avenue Securities
Series 2017-C02, Class 2M1, CMO, ARM
1M USD LIBOR + 1.15%, 2.777%, 9/25/29	52	52

Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 2.577%, 10/25/29	1,050	1,051

Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 1/25/30	6,573	6,601

Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 8/25/30	5,000	5,000

Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 10/25/30	5,000	4,997

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 10/25/30	5,000	4,999

Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 2.307%, 10/25/30	389	389

Connecticut Avenue Securities
Series 2018-C04, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 12/25/30	2	2

Connecticut Avenue Securities
Series 2018-C05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.72%, 2.347%, 1/25/31	440	440

Connecticut Avenue Securities
Series 2020-R01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 1/25/40 (1)	3,347	3,354

Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 7/25/31 (1)	100	100

Connecticut Avenue Securities Trust
Series 2019-R04, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 6/25/39 (1)	1,009	1,009

Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 7/25/39 (1)	253	253

Connecticut Avenue Securities Trust
Series 2019-R06, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/39 (1)	1,749	1,750

Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M1, CMO, ARM
1M USD LIBOR + 0.77%, 2.397%, 10/25/39 (1)	2,442	2,443

Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, CMO, ARM
3.485%, 12/26/46 (1)	447	448

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1, CMO, ARM
2.577%, 10/25/47 (1)	164	164

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	431	430

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (1)	984	982

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Deephaven Residential Mortgage Trust
Series 2018-4A, Class A1, CMO, ARM
4.08%, 10/25/58 (1)	2,660	2,697

Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, CMO, ARM
3.743%, 1/25/59 (1)	4,681	4,724

Deephaven Residential Mortgage Trust
Series 2019-1A, Class A2, CMO, ARM
3.897%, 1/25/59 (1)	4,547	4,590

Deephaven Residential Mortgage Trust
Series 2019-1A, Class A3, CMO, ARM
3.948%, 1/25/59 (1)	2,274	2,295

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1)	2,695	2,724

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A2, CMO, ARM
3.661%, 4/25/59 (1)	1,300	1,314

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (1)	1,206	1,219

Deephaven Residential Mortgage Trust
Series 2019-3A, Class A1, CMO, ARM
2.964%, 7/25/59 (1)	3,852	3,883

Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1)	6,763	6,814

Freddie Mac Whole Loan Securities Trust
Series 2016-SC02, Class M1, CMO, ARM
3.59%, 10/25/46	1,169	1,184

Galton Funding Mortgage Trust
Series 2018-1, Class A43, CMO, ARM
3.50%, 11/25/57 (1)	384	387

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	1,913	1,933

Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (1)	3,020	3,034

Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (1)	7,012	7,068

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1)	10,000	10,000

Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.572%, 1/25/60 (1)	5,000	5,000

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	889	900

Homeward Opportunities Fund I Trust
Series 2019-1, Class A, CMO, ARM
3.556%, 1/25/59 (1)	2,756	2,787

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1)	5,492	5,553

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (1)	1,227	1,240

Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (1)	2,860	2,884

Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1)	9,453	9,544

JPMorgan Mortgage Trust
Series 2020-INV1, Class A4, CMO, ARM
3.50%, 8/25/50 (1)	8,000	8,165

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1)	9,920	10,175

New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, CMO, ARM
3.986%, 11/25/48 (1)	3,173	3,230

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (1)	2,100	2,120

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1)	3,031	3,067

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (1)	1,823	1,845

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A3, CMO, ARM
3.752%, 4/25/49 (1)	1,510	1,528

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1)	4,486	4,538

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1)	5,839	5,876

OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 6/25/59 (1)	1,333	1,336

OBX Trust
Series 2020-EXP1, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.75%, 2.42%, 2/25/60 (1)	10,000	10,000

OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.90%, 2.569%, 12/25/49 (1)	3,050	3,047

Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (1)	538	542

Sequoia Mortgage Trust
Series 2018-CH2, Class A12, CMO, ARM
4.00%, 6/25/48 (1)	1,723	1,752

Sequoia Mortgage Trust
Series 2018-CH4, Class A11, CMO, ARM
4.00%, 10/25/48 (1)	932	935

SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1)	2,336	2,350

Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (1)	1,331	1,360

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (1)	6,518	6,594

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	4,003	4,071

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A2, CMO, ARM
3.651%, 2/25/49 (1)	2,882	2,931

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A3, CMO, ARM
3.754%, 2/25/49 (1)	1,441	1,466

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1)	4,463	4,475

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 1/25/50 (1)	2,825	2,824

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 10/25/29	231	232

Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 3/25/30	430	429

Structured Agency Credit Risk Debt Notes
Series 2017-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 8/25/29	20	20

Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 12/25/29	41	41

Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M1, CMO, ARM
3.977%, 9/25/47 (1)	170	171

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.077%, 7/25/30	231	231

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/48 (1)	796	796

Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 9/25/30	241	241

Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 10/25/48 (1)	2,611	2,612

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 2.877%, 2/25/47 (1)	2,074	2,075

Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M1, CMO, ARM
3.731%, 2/25/48 (1)	322	326

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.812%, 5/25/48 (1)	487	489

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M1, CMO, ARM
4.15%, 8/25/48 (1)	348	349

Structured Agency Credit Risk Debt Notes
Series 2019-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 1/25/49 (1)	851	851

Structured Agency Credit Risk Debt Notes
Series 2019-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.73%, 2.357%, 7/25/49 (1)	130	130

Structured Agency Credit Risk Debt Notes
Series 2019-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 10/25/49 (1)	1,120	1,119

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 2/25/49 (1)	115	115

Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 4/25/49 (1)	200	200

Structured Agency Credit Risk Debt Notes
Series 2019-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/49 (1)	622	622

Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M1, CMO, ARM
1M USD LIBOR + 0.77%, 2.397%, 11/25/49 (1)	3,314	3,313

Structured Agency Credit Risk Debt Notes
Series 2019-HRP1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 2/25/49 (1)	337	337

Structured Agency Credit Risk Debt Notes
Series 2020 DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.405%, 2/25/50 (1)	3,485	3,489

Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 1/25/50 (1)	4,600	4,600

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	71	72

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	955	961

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1)	131	132

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	205	209

Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1)	343	350

Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1)	471	482

Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 2.227%, 2/25/57 (1)	621	620

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	1,038	1,064

Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1)	1,474	1,529

Verus Securitization Trust
Series 2018-1, Class A1, CMO, ARM
2.929%, 2/25/48 (1)	317	317

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	976	986

Verus Securitization Trust
Series 2018-2, Class A2, CMO, ARM
3.779%, 6/1/58 (1)	506	511

Verus Securitization Trust
Series 2018-2, Class A3, CMO, ARM
3.83%, 6/1/58 (1)	626	633

Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (1)	2,278	2,312

Verus Securitization Trust
Series 2018-3, Class A2, CMO, ARM
4.18%, 10/25/58 (1)	638	647

Verus Securitization Trust
Series 2018-3, Class A3, CMO, ARM
4.282%, 10/25/58 (1)	1,068	1,084

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (1)	1,270	1,278

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (1)	1,407	1,433

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	4,051	4,111

Verus Securitization Trust
Series 2019-1, Class A2, CMO, ARM
3.938%, 2/25/59 (1)	3,911	3,969

Verus Securitization Trust
Series 2019-1, Class A3, CMO, ARM
4.04%, 2/25/59 (1)	1,636	1,660

Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 5/25/59 (1)	2,599	2,627

Verus Securitization Trust
Series 2019-2, Class A2, CMO, ARM
3.345%, 5/25/59 (1)	2,954	2,985

Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 5/25/59 (1)	1,477	1,492

Verus Securitization Trust
Series 2019-3, Class A1, CMO, STEP
2.784%, 7/25/59 (1)	2,437	2,450

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	3,150	3,184

Verus Securitization Trust
Series 2019-INV1, Class A2, CMO, ARM
3.504%, 12/25/59 (1)	3,243	3,278

Verus Securitization Trust
Series 2019-INV1, Class A3, CMO, ARM
3.658%, 12/25/59 (1)	1,326	1,340

Verus Securitization Trust
Series 2019-INV1, Class M1, CMO, ARM
4.034%, 12/25/59 (1)	455	465

Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	3,869	3,912

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

Par/Shares		$ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1)	4,896	4,931
Verus Securitization Trust
Series 2020-1, Class A1, CMO, ARM
2.417%, 1/25/60 (1)	6,613	6,678
		317,772

Total Non-U.S. Government Mortgage-Backed Securities (Cost $335,034)		337,452

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U. S. Government Agency Obligations 0.0%(3)
Federal Home Loan Mortgage, CMO, ARM
1M USD LIBOR + 0.35%, 2.009%, 2/15/45	446	443
1M USD LIBOR + 0.40%, 2.027%, 1/25/45	352	351
Federal National Mortgage Assn. , UMBS, 4.50%, 1/1/27	6	6
		800

Total U. S. Government & Agency Mortgage-Backed Securities (Cost $806)		800

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 4.4%
U. S. Treasury Obligations 4.4%
U. S. Treasury Notes, FRN, 3M UST + 0.043%, 1.554%, 7/31/20	8,000	7,999
U. S. Treasury Notes, FRN, 3M UST + 0.045%, 1.556%,
10/31/20	8,000	7,998
U. S. Treasury Notes, FRN, 3M UST + 0.115%, 1.626%, 1/31/21	8,000	8,002
U. S. Treasury Notes, FRN, 3M UST + 0.139%, 1.65%, 4/30/21
(4)	14,100	14,104
U. S. Treasury Notes, FRN, 3M UST + 0.154%, 1.665%, 1/31/22	22,500	22,509
U. S. Treasury Notes, FRN, 3M UST + 0.22%, 1.731%, 7/31/21	20,000	20,023
U. S. Treasury Notes, FRN, 3M UST + 0.30%, 1.811%, 10/31/21	19,000	19,050
		99,685

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$99,593)		99,685

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.2%
Foreign Government Obligations & Municipalities 3.2%
Japan Treasury Discount Bill, 0.00%, 3/16/20 (JPY)	3,269,500	30,314
Japan Treasury Discount Bill, , 0.00%, 4/20/20 (JPY)	1,096,350	10,167
Japan Treasury Discount Bill, 0.00%, 5/18/20 (JPY)	1,753,650	16,266
Saudi Arabian Oil, 2.75%, 4/16/22	4,000	4,065
Saudi Arabian Oil, 2.75%, 4/16/22 (1)	10,000	10,162
		70,974

Total Foreign Government Obligations & Municipalities (Cost $69,673)		70,974

SHORT-TERM INVESTMENTS 16.0%
CERTIFICATES OF DEPOSIT 0.3%
Yankee 0.3%
Intesa Sanpaolo, 2.79%, 4/6/20 (5)	3,000	3,003
Intesa Sanpaolo, 2.85%, 1/5/21 (5)	3,000	3,015
Swedbank, FRN, 3M USD LIBOR + 0.32%, 2.003%, 8/24/20 (5)	1,000	1,002
		7,020

COMMERCIAL PAPER 15.7%
4(2) 14.1% (6)
Arrow Electronics, 1.95%, 3/6/20	25,000	24,987
BAT International Finance, 1.95%, 3/2/20	5,000	4,999
BAT International Finance, 2.26%, 3/13/20	15,000	14,990
Becton Dickinson & Company, 2.10%, 3/9/20	15,000	14,993
Becton Dickinson & Company, 2.11%, 3/30/20	3,000	2,995
Boeing, 2.17%, 5/13/20	10,000	9,964
Boeing, 2.19%, 11/16/20	5,000	4,929
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Boeing, 2.38%, 11/4/20	5,000	4,932
Broadcom, 1.98%, 3/26/20	8,000	7,985
Broadcom, 2.02%, 3/4/20	6,000	5,998
Broadcom, 2.26%, 3/5/20	3,000	2,999
CNH Industrial, 2.29%, 8/3/20	10,000	9,913
Energy Transfer Partners, 1.98%, 3/6/20	15,000	14,992
Energy Transfer Partners, 2.00%, 3/10/20	10,000	9,992
FMC Technologies, 2.06%, 5/1/20	6,000	5,981
FMC Technologies, 2.31%, 3/6/20	15,000	14,995
Ford Motor Credit, 2.99%, 12/28/20	7,000	6,849
Ford Motor Credit, 3.15%, 10/2/20	3,000	2,957
Ford Motor Credit, 3.25%, 7/27/20	5,000	4,952
Jabil, 2.02%, 3/31/20	20,000	19,955
Oneok, 1.84%, 3/4/20	16,300	16,296
Ovintiv, 2.06%, 4/2/20	15,000	14,975
Ovintiv Canada, 2.06%, 4/2/20	6,000	5,990
Pentair Finance, 2.05%, 3/3/20	21,000	20,994
Plains All American Pipeline, 1.95%, 3/5/20	10,600	10,597
Plains All American Pipeline, 1.97%, 3/3/20	9,000	8,998
Southern California Edison, 1.90%, 3/2/20	20,000	19,997
Syngenta Wilmington, 2.22%, 5/27/20	10,000	9,949
Syngenta Wilmington, 2.37%, 6/25/20	10,000	9,931
Walgreens Boots Alliance, 2.22%, 7/13/20	5,000	4,965
Walgreens Boots Alliance, 2.26%, 3/26/20	5,000	4,993
		318,042

Non-4(2) 1.6%
Baptist Memorial Health Care, TECP, 2.60%, 3/10/20	10,000	10,001
Baptist Memorial Health Care, TECP, 2.60%, 3/17/20	16,411	16,415

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Chi Taxable Senior B, 2.01%, 4/22/20	10,000	9,977
		36,393
		354,435

Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 1.59% (7)(8)	1	1
		1
Total Short-Term Investments (Cost $361,360)		361,456

Total Investments in Securities 99.3%
(Cost $2,229,328)		$2,244,793
Other Assets Less Liabilities 0.7%		16,213
Net Assets 100.0%		$2,261,006

‡		Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
*		Exercise Spread
(1)		Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $836,943 and represents 37.0% of net assets.
(2)		Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)		Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(4)		At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)		Yankee certificates of deposit are issued by U. S. branches of foreign banks.
(6)		Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $318,042 and represents 14.1% of net assets.
(7)		Seven-day yield
(8)		Affiliated Companies
1M USD LIBOR		One month USD LIBOR (London interbank offered rate)
3M USD LIBOR		Three month USD LIBOR (London interbank offered rate)
3	M UST	Three month U. S. Treasury bill yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP	Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund's shareholders.
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written 0.0%
Description		Contracts	Notional Amount	$ Value
U. S. Treasury Notes two year Futures contracts, Call,
3/27/20 @ $108.13		250	5,458	(527)
U. S. Treasury Notes two year Futures contracts, Call,
3/27/20 @ $108.00		125	2,729	(295)
Total Exchange-Traded Options Written (Premiums $(75))				$(822)

OTC Options Written (0.0)%
Counterparty	Description	Contracts	Notional Amount	$ Value
	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit CDX. NA. IG-
	S33, 5 Year Index, 12/20/24), Receive
Goldman	1.00% Quarterly, Pay upon credit
Sachs	default, 3/18/20 @ $42.50 *	1	40,000	(1)
Total OTC Options Written (Premiums $(15))				$(1)
Total Options Written (Premiums $(90))				$(823)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

(Amounts In 000s, except Market Price)

SWAPS (0.0)%

			Upfront
	Notional		Payments/		Unrealized
Description	Amount	$ Value	$ (Receipts)***	$	Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Bought (0.0)%

Goldman Sachs, Protection Bought (Relevant
Credit: General Mills, 3.15%, 12/15/21), Pay
1.00% Monthly, Receive upon credit default,
12/20/24	2,465	(67)	(78)		11

Bank of America, Protection Bought (Relevant
Credit: General Mills, 3.15%, 12/15/21), Pay
1.00% Quarterly, Receive upon credit default,
12/20/24	1,726	(47)	(54)		7

Citibank, Protection Bought (Relevant Credit:
General Mills, 3.15%, 12/15/21), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/24	2,466	(67)	(76)		9

Goldman Sachs, Protection Bought (Relevant
Credit: General Mills, 3.15%, 12/15/21), Pay
1.00% Quarterly, Receive upon credit default,
12/20/24	2,500	(68)	(77)		9

Barclays Bank, Protection Bought (Relevant
Credit: Omnicom Group, 4.45%, 8/15/20), Pay
1.00% Monthly, Receive upon credit default,
12/20/24	5,000	(147)	(159)		12

Total Bilateral Credit Default Swaps, Protection Bought			$(444)		$48

Credit Default Swaps, Protection Sold 0.0%

Bank of America, Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $109.88**),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21	10,000	118	115		3

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$101.96 **), Receive 1.00% Monthly, Pay upon
credit default, 12/20/20	2,855	19	16		3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

(Amounts in 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)***	$ Gain/(Loss)

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $101.96**),
Receive 1.00% Monthly, Pay upon credit default,
12/20/20	2,145	13	11	2

Total Bilateral Credit Default Swaps, Protection Sold			142	8

Total Bilateral Swaps			$(302)	$56

** Market price at February 29, 2020
*** Includes interest purchased or sold but not yet collected of $9.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

(Amounts In 000s)

Forward Currency Exchange Contracts
					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
HSBC Bank	3/16/20	USD	30,030	JPY	3,269,500$	(313)
UBS Investment Bank	4/20/20	USD	10,045	JPY	1,096,350	(149)
Barclays Bank	5/18/20	USD	15,838	JPY	1,753,650	(488)
Net unrealized gain (loss) on open forward
currency exchange contracts						$(950)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized
	Date	Amount	Gain (Loss)
Short, 100 90-Day Eurodollar Time Deposit Index
Contracts	6/20	(24,741)	$26
Short, 450 U. S. Treasury Notes two year contracts	6/20	(98,248)	(331)
Net payments (receipts) of variation margin to date			38

Variation margin receivable (payable) on open futures contracts			$(267)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized		Investment
Affiliate		(Loss)	Gain/Loss		Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$	—+

Supplementary Investment Schedule
	Value	Purchase	Sales		Value
Affiliate	5/31/19	Cost	Cost		2/29/20
T. Rowe Price Government
Reserve Fund	$1	¤	¤$		1	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Ultra Short-Term Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in
Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE ULTRA SHORT-TERM BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	1,883,337$	— $	1,883,337
Short-Term Investments		1	361,455	—	361,456
Total Securities		1	2,244,792	—	2,244,793
Swaps		—	150	—	150
Total		$1$	2,244,942$	— $	2,244,943
Liabilities
Options Written		$822$	1$	— $	823
Swaps		—	396	—	396
Forward Currency Exchange Contracts		—	950	—	950
Futures Contracts		267	—	—	267
Total		$1,089$	1,347$	— $	2,436

[1] Includes Corporate Bonds, Asset-Backed Securities, Non-U. S. Government Mortgage-Backed Securities,
U. S. Government & Agency Mortgage-Backed Securities, U. S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities.